Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income available to common stockholders, basic	$ 11,452	$ 909
Weighted average number of common shares, basic	10,754,405	10,613,424
Net income per common share, basic	$ 1.06	$ 0.09
Net income available to common stockholders, diluted	$ 11,812	$ 909
Weighted average number of common shares, diluted	12,577,390	10,613,424
Net income per common share, diluted	$ 0.94	$ 0.09